Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounting Policies [Line Items]
Allowance of bad debt	$ 5,169	$ 857	$ 914	$ 734
Equity securities without readily determinable fair value	$ 6,500
Tax receivable agreement liabilities as percent of expected benefit	85.00%
Tax receivable agreement, percent recorded in additional paid-in capital	15.00%
Deferred revenue	$ 8,100	5,300	4,300
Advertising expense	$ 17,700	10,600	$ 20,600
Number of operating segments | segment	1
Number of reportable segments | segment	1
Operating lease, right-of-use asset	$ 36,549
Operating lease liabilities	$ 44,840
ASU 2016-02 [Member]
Accounting Policies [Line Items]
Operating lease, right-of-use asset		43,300
Operating lease liabilities		$ 48,400
Class A Common Stock, $0.0001 par value per share
Accounting Policies [Line Items]
Payment to continuing members as percent of amount of tax benefit	85.00%
Computer equipment
Accounting Policies [Line Items]
Property and equipment, useful life	5 years
Furniture and fixtures
Accounting Policies [Line Items]
Property and equipment, useful life	7 years
Leasehold improvements
Accounting Policies [Line Items]
Property and equipment, useful life	5 years
Software technology
Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Enhancements
Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Silver Spike | Legacy WMH Class A Unit holders
Accounting Policies [Line Items]
Percentage of voting interests held (over 50%)	50.00%